Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001580956
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2015
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015